Disaggregation of Revenues and Segment Reporting (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 Integer	Dec. 31, 2022
Corporate Segment [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Reportable segments	4	3